Equity - Schedule of Consolidation Elimination Adjustments (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Statements of Financial Position
Total net assets (liabilities)	$ 3,325,221	$ 2,383,335
Accumulated non-controlling interest	77,711	69,087	$ 94,445	$ 218,082
Non controlling Interest [Member]
Summary Statements of Financial Position
Accumulated non-controlling interest	77,711	69,087
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Summary Statements of Financial Position
Current assets	6,084,224	5,177,419
Current liabilities	(4,021,720)	(3,184,281)
Net current assets (liabilities)	2,062,504	1,993,138
Non-current assets	712,102	856,927
Non-current liabilities	(2,203,537)	(2,286,951)
Net non-current assets (liabilities)	(1,491,435)	(1,430,024)
Total net assets (liabilities)	571,069	563,114
Accumulated non-controlling interest	$ 77,225	$ 68,683